Subsequent Event (Details) - Subsequent Events - Yutang Inc., - Yutang transactions - Ordinary shares	1 Months Ended
Dec. 31, 2020 $ / shares shares
Juren Education & Technology Group Inc.
Subsequent Events
Shares issuable	100,340,631
Tianjin Huaying Education Consulting Co., Ltd.
Subsequent Events
Shares issuable	36,762,505
Share price (in dollars per share) | $ / shares	$ 0.0001
Beijing Tus-Juren Education Technology Co Ltd
Subsequent Events
Shares issuable	2,188,244
Share price (in dollars per share) | $ / shares	$ 0.0001